CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Q1) - USD ($) $ in Thousands	Total	Series A Preferred Stock	Series B Preferred Stock	Shares of Common Stock	Shares of Preferred Stock Series A Preferred Stock	Shares of Preferred Stock Series B Preferred Stock	Treasury Stock Preferred and Common Stock	Common Stock and Additional Paid-in Capital	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Accumulated Deficit
Balance at Dec. 31, 2022	$ 3,716						$ (9)	$ 62,702	$ 62,423		$ (121,409)
Balance (in shares) at Dec. 31, 2022				1,784,000
Balance (in shares) at Dec. 31, 2022					2,812,000
Restricted stock issuance (in shares)				99,000
Stock-based compensation	357							357
Forfeitures of stock based awards (in shares)				(44,000)			(2,000)
Net loss	(3,888)										(3,888)
Balance at Dec. 31, 2023	$ 185				$ 426			63,059	426	$ 18,602	(81,902)
Balance (in shares) at Dec. 31, 2023	1,850,000			1,839,000			(11,000)
Balance (in shares) at Dec. 31, 2023		559,263	2,252,272		560,000	2,252,000
Restricted stock issuance (in shares)				0
Stock-based compensation	$ 43							43
Net loss	(962)										(962)
Balance at Mar. 31, 2024	(734)							63,102	18,602		(82,864)
Balance (in shares) at Mar. 31, 2024				1,839,000			(11,000)
Balance (in shares) at Mar. 31, 2024					560,000	2,252,000
Balance at Dec. 31, 2023	$ 185				$ 426			63,059	426	18,602	(81,902)
Balance (in shares) at Dec. 31, 2023	1,850,000			1,839,000			(11,000)
Balance (in shares) at Dec. 31, 2023		559,263	2,252,272		560,000	2,252,000
Restricted stock issuance (in shares)				65,000
Stock-based compensation	$ 114							114
Forfeitures of stock based awards (in shares)				(25,000)
Net loss	(3,218)										(3,218)
Balance at Dec. 31, 2024	$ (2,919)							63,173	426	18,602	(85,120)
Balance (in shares) at Dec. 31, 2024	1,890,000			1,879,000			(11,000)
Balance (in shares) at Dec. 31, 2024		559,263	2,252,272		560,000	2,252,000
Stock-based compensation	$ 22							22
Common stock issued in connection with Preferred Stock Series B dividends (in shares)				250,000
Common stock issued in connection with Preferred Stock Series B dividends								603			(603)
Net loss	(1,262)										(1,262)
Balance at Mar. 31, 2025	$ (4,159)							$ 63,798	$ 426	$ 18,602	$ (86,985)
Balance (in shares) at Mar. 31, 2025	2,140,000			2,129,000			(11,000)
Balance (in shares) at Mar. 31, 2025		560,000	2,252,000		560,000	2,252,000